                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05634

                         Morgan Stanley Strategist Fund
               (Exact name of registrant as specified in charter)

      1221 Avenue of the Americas, New York, New York               10020
          (Address of principal executive offices)               (Zip code)

                               Ronald E. Robison
             1221 Avenue of the Americas, New York, New York 10020
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: July 31, 2006

Date of reporting period: July 31, 2006

Item 1 - Report to Shareholders

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WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY STRATEGIST FUND PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

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FUND REPORT
FOR THE YEAR ENDED JULY 31, 2006

TOTAL RETURN FOR THE 12 MONTHS ENDED JULY 31, 2006

                                                        LEHMAN        LIPPER
                                                    BROTHERS U.S.    FLEXIBLE
                                          S&P        GOVERNMENT/    PORTFOLIO
                                         500(R)        CREDIT         FUNDS
CLASS A   CLASS B   CLASS C   CLASS D   INDEX (1)     INDEX (2)     INDEX (3)
-------   -------   -------   -------   ---------   -------------   ---------
 9.60%     8.72%     8.79%     9.80%      5.38%         0.90%         6.95%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

As the 12-month reporting period progressed, mounting concerns about rising interest rates, robust global economic growth, geopolitical tensions and inflationary indicators were gradually priced into the financial markets. Stocks and bonds posted gains below their long-term historic levels, and cash returned as a viable asset class, as short-term interest rates ended the period at 5.25 percent. International markets -- led by Europe, the emerging markets and recoveries in Japan and Latin America -- posted returns well in excess of those in the U.S.

As the Federal Open Market Committee (the "Fed") continued its campaign to return monetary policy to a less accommodative level, investors began to consider the inevitability of this policy's impact on the economy as a whole, and, more importantly, how far the central bank needed to go before the tightening cycle was complete. Markets generally do not perform well during periods of uncertainty and especially during the latter stages of tightening cycles.

The consumer responded to these shifts with increased caution toward discretionary purchases, and began adjusting spending habits in response to less buoyant housing price appreciation. On the industrial side of the economy, diversified manufacturers, energy and basic material companies enjoyed robust results, primarily from demand in the export markets. Overall, profitability remained strong throughout the past year, as corporations maintained capital spending discipline and adjusted pricing to account for higher input costs and operating expenses.

PERFORMANCE ANALYSIS

Morgan Stanley Strategist Fund outperformed the S&P 500(R) Index, the Lehman Brothers U.S. Government/Credit Index and the Lipper Flexible Portfolio Funds Index for the 12 months ended July 31, 2006, assuming no deduction of applicable sales charges.

The Fund's performance during the period was driven by its strategic positioning and by sector and individual security selection. The Fund entered the year with a strong bias to equities, a favorable stance considering the outperformance of stocks versus bonds and cash during the fiscal year's first half (July 2005 to January 2006). During the second half of the fiscal year, the Fund's more conservative asset blend and a more defensive equity portfolio stance helped shield its returns from the equity market correction suffered in May, June and July 2006.

The Fund's strategic asset allocation target was adjusted twice during the 12-month period under review. The first change occurred in March 2006, and resulted in a reduction of the bond allocation from 25 to 20 percent of total Fund assets. The second modification, in

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May 2006, was a reduction in the equity allocation from 65 to 60 percent of total Fund assets. In both cases, the proceeds were reinvested in cash. Our decisions were based in large part on rising inflationary pressures and improving returns on cash investments, where rates had virtually doubled year-over-year. At fiscal year end, the Fund's strategic asset allocation target stood at 60 percent equity (versus a neutral benchmark weight of 55 percent), 20 percent fixed income (versus a neutral benchmark weight of 35 percent), and 20 percent cash (versus a neutral benchmark weight of 10 percent).*

Throughout the year, the equity portion of the Fund was gradually repositioned with respect to macroeconomic conditions, as sectors with the highest sensitivity to industrial growth and capital spending were reduced in favor of those that we believe offered more stable, visible growth. Energy, information technology and industrial exposures were trimmed, funding additional investment in consumer staples, telecommunications equipment and health care. A couple of exceptions bear mention: basic materials, a sector with a great dependency on global economic growth, remained heavily weighted in the portfolio, as expectations for strong demand coupled with a lack of additional capacity created, in our view, a long-term investment opportunity; and financials remained underweighted in the portfolio, due to valuation concerns and unease surrounding their ability to manage risk in a rising rate environment.

At fiscal year end, the Fund's equity portfolio featured the following sector weights, as measured versus the S&P 500 Index: basic materials, 155 percent overweight; consumer staples, 58 percent overweight; telecommunication services, 49 percent overweight; information technology, 28 percent overweight; health care, 5 percent overweight; consumer discretionary, equal weight; industrials, 6 percent underweight; energy, 36 percent underweight; financials, 39 percent underweight; and utilities, 100 percent underweight.

The fixed income portion of the Fund ended the period allocated among holdings in U.S. government securities (29.8 percent), mortgage-backed securities (21.9 percent) and non-government securities (32.8 percent). The non-government portion was broadly diversified with 7.4 percent invested in asset-back securities and the remainder in corporate credits and dollar-denominated non-U.S. governments. We allocated 15.5 percent to cash equivalents, most of which was in short duration, non-money market securities such as high coupon mortgage securities. The effective duration** of the fixed income portion was
4.54 years.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM AS DISCUSSED HEREIN OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE FUND IN THE FUTURE.

*    SOURCE: MORGAN STANLEY INVESTMENT MANAGEMENT.

** A MEASURE OF THE SENSITIVITY OF A BOND'S PRICE TO CHANGES IN INTEREST RATES, EXPRESSED IN YEARS. EACH YEAR OF DURATION REPRESENTS AN EXPECTED 1 PERCENT CHANGE IN THE PRICE OF A BOND FOR EVERY 1 PERCENT CHANGE IN INTEREST RATES. THE LONGER A BOND'S DURATION, THE GREATER THE EFFECT OF INTEREST-RATE MOVEMENTS ON ITS PRICE. TYPICALLY, FUNDS WITH SHORTER DURATIONS PERFORM BETTER IN RISING-INTEREST-RATE ENVIRONMENTS, WHILE FUNDS WITH LONGER DURATIONS PERFORM BETTER WHEN RATES DECLINE.

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TOP 10 HOLDINGS

U.S. Treasury Securities                  5.7%
Fed. Natl. Mtge. Assoc.                   4.6
United States Steel Corp.                 1.9
Altria Group, Inc.                        1.6
Archer-Daniels-Midland Co.                1.4
Windstream Corp.                          1.4
Waste Management, Inc.                    1.4
Bank of America Corp.                     1.4
Oracle Corp.                              1.4
Citizens Communications Co.               1.3

PORTFOLIO COMPOSITION***

Common Stocks                            59.3%
Short-Term Investments                   21.3
U.S. Government Agencies & Obligations   10.7
Corp Notes/Bonds                          5.0
Asset-Backed Securities                   3.7
Put Option Purchased                      0.0


DATA AS OF JULY 31, 2006. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS ARE AS A PERCENTAGE OF NET ASSETS AND ALL PERCENTAGES FOR PORTFOLIO COMPOSITION ARE AS A PERCENTAGE OF TOTAL INVESTMENTS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

*** DOES NOT INCLUDE OPEN LONG FUTURES CONTRACTS WITH AN UNDERLYING FACE AMOUNT OF $30,445,313 WITH UNREALIZED APPRECIATION OF $189,970 AND OPEN SHORT FUTURES CONTRACTS WITH AN UNDERLYING FACE AMOUNT OF $20,550,345 WITH UNREALIZED DEPRECIATION OF $77,951.

INVESTMENT STRATEGY

THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., ACTIVELY ALLOCATES THE FUND'S ASSETS AMONG THE MAJOR ASSET CATEGORIES OF EQUITY SECURITIES (INCLUDING DEPOSITARY RECEIPTS), FIXED-INCOME SECURITIES AND MONEY MARKET INSTRUMENTS. IN DETERMINING WHICH SECURITIES TO BUY, HOLD OR SELL FOR THE FUND, THE INVESTMENT ADVISER ALLOCATES THE FUND'S ASSETS BASED ON, AMONG OTHER THINGS, ITS ASSESSMENT OF THE EFFECTS OF ECONOMIC AND MARKET TRENDS ON DIFFERENT SECTORS OF THE MARKET. THERE IS NO LIMIT AS TO THE PERCENTAGE OF ASSETS THAT MAY BE ALLOCATED TO ANY ONE ASSET CLASS.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC.

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INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED
BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

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PERFORMANCE SUMMARY

PERFORMANCE OF $10,000 INVESTMENT--CLASS B

                                     [CHART]

($ IN THOUSANDS)
ENDING VALUE

                                       LEHMAN BROTHERS U.S.      LIPPER FLEXIBLE PORTFOLIO
         FUND ++   S&P 500(R)(1)   GOVERNMENT/CREDIT INDEX (2)        FUNDS INDEX (3)
         -------   -------------   ---------------------------   ------------------------
Jul-96   $10,000      $10,000                  $10,000                   $10,000
Jul-97   $12,973      $15,211                  $11,079                   $12,888
Jul-98   $14,630      $18,147                  $11,973                   $14,405
Jul-99   $15,980      $21,812                  $12,252                   $15,909
Jul-00   $18,023      $23,769                  $12,952                   $16,900
Jul-01   $16,754      $20,361                  $14,598                   $15,915
Jul-02   $13,943      $15,553                  $15,603                   $13,355
Jul-03   $15,227      $17,210                  $16,713                   $14,585
Jul-04   $16,938      $19,476                  $17,502                   $16,198
Jul-05   $19,223      $22,213                  $18,367                   $18,326
Jul-06   $20,899      $23,408                  $18,532                   $19,600

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED JULY 31, 2006

                  CLASS A SHARES *   CLASS B SHARES **   CLASS C SHARES +   CLASS D SHARES @@
                  (SINCE 07/28/97)    (SINCE 10/31/88)   (SINCE 07/28/97)   (SINCE 07/28/97)
SYMBOL                 SRTAX               SRTBX               SRTCX              SRTDX
---------------   ----------------   -----------------   ----------------   ----------------
1 YEAR                 9.60%(4)          8.72%(4)           8.79%(4)            9.80%(4)
                       3.84 (5)          3.72 (5)           7.79 (5)              --
5 YEARS                5.32 (4)          4.52 (4)           4.52 (4)            5.56 (4)
                       4.19 (5)          4.18 (5)           4.52 (5)              --
10 YEARS                 --              7.65 (4)             --                  --
                         --              7.65 (5)             --                  --
SINCE INCEPTION        6.44 (4)          9.70 (4)           5.63 (4)            6.68 (4)
                       5.80 (5)          9.70 (5)           5.63 (5)              --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT www.morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

@@   CLASS D HAS NO SALES CHARGE.

(1) THE STANDARD & POOR'S 500 INDEX (S&P 500 (R)) IS A BROAD-BASED INDEX, THE PERFORMANCE OF WHICH IS BASED ON THE PERFORMANCE OF 500 WIDELY-HELD COMMON STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX TRACKS THE PERFORMANCE OF GOVERNMENT AND CORPORATE OBLIGATIONS, INCLUDING U.S. GOVERNMENT AGENCY AND TREASURY SECURITIES AND CORPORATE AND YANKEE BONDS. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(3) THE LIPPER FLEXIBLE PORTFOLIO FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER FLEXIBLE PORTFOLIO FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(5) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

++   ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON JULY 31, 2006.

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EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 02/01/06 - 07/31/06.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                    BEGINNING         ENDING       EXPENSES PAID
                                                  ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                  -------------   -------------   ---------------
                                                                                     02/01/06 -
                                                     02/01/06        07/31/06        07/31/06
                                                  -------------   -------------   ---------------
CLASS A
Actual (2.63% return)                               $1,000.00       $1,026.30           $4.62
Hypothetical (5% annual return before expenses)     $1,000.00       $1,020.23           $4.61

CLASS B
Actual (2.22% return)                               $1,000.00       $1,022.20           $8.42
Hypothetical (5% annual return before expenses)     $1,000.00       $1,016.46           $8.40

CLASS C
Actual (2.28% return)                               $1,000.00       $1,022.80           $8.02
Hypothetical (5% annual return before expenses)     $1,000.00       $1,016.86           $8.00

CLASS D
Actual (2.75% return)                               $1,000.00       $1,027.50           $3.42
Hypothetical (5% annual return before expenses)     $1,000.00       $1,021.42           $3.41

----------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIOS OF 0.92%, 1.68%, 1.60% AND 0.68% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2005, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that the Fund's performance was competitive with that of its performance peer group.

FEES RELATIVE TO OTHER PROPRIETARY FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES

The Board reviewed the advisory and administrative fee (together, the "management fee") rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes a breakpoint. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes a breakpoint. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF THE ADVISER AND AFFILIATES

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS

The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser sold a joint venture that owned an electronic trading system network ("ECN"), which may be used by the Adviser for trading on behalf of the Fund. As part of the sale of the joint venture, the affiliate receives a 10-year payout based on the revenue stream from trading on the ECN. Although the affiliate disgorges the portion of the payout that is comprised of commissions received from trades executed by the Adviser on the ECN to a charitable organization, the Board considered the fact that trades by the Adviser would increase order flow, and, thus, result in a potential fall-out benefit to the affiliate. The Board concluded that the float benefits were relatively small, the sales charges and 12b-1 fees were competitive with those of other broker-dealers, the affiliate disgorged revenues in connection with the ECN-related revenue and the potential fall-out benefit from increased order flow was relatively small.

SOFT DOLLAR BENEFITS

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Adviser informed the Board that it does not use Fund commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser's costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Morgan Stanley Fund Complex.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

MORGAN STANLEY STRATEGIST FUND
PORTFOLIO OF INVESTMENTS - JULY 31, 2006

NUMBER OF
  SHARES                                                                VALUE
--------------------------------------------------------------------------------
            Common Stocks (59.7%)
            ADVERTISING/MARKETING SERVICES (0.8%)
   84,070   Omnicom Group, Inc.                                      $ 7,441,036
                                                                     -----------
            AEROSPACE & DEFENSE (1.9%)
  156,335   Northrop Grumman Corp.                                    10,347,814
  136,300   Raytheon Co.                                               6,143,041
                                                                     -----------
                                                                      16,490,855
                                                                     -----------
            AGRICULTURAL COMMODITIES/MILLING (1.4%)
  284,500   Archer-Daniels-Midland Co.                                12,518,000
                                                                     -----------
            BEVERAGES: NON-ALCOHOLIC (0.8%)
  164,605   Coca-Cola Co. (The)                                        7,324,923
                                                                     -----------
            BIOTECHNOLOGY (2.3%)
  169,460   Celgene Corp.*                                             8,115,439
   94,540   Gilead Sciences, Inc.*                                     5,812,319
  204,100   Vertex Pharmaceuticals Inc.*                               6,841,432
                                                                     -----------
                                                                      20,769,190
                                                                     -----------
            CHEMICALS: MAJOR DIVERSIFIED (0.5%)
  132,170   Dow Chemical Co. (The)                                     4,570,439
                                                                     -----------
            COMPUTER COMMUNICATIONS (0.8%)
  380,485   Cisco Systems, Inc.*                                       6,791,657
                                                                     -----------
            COMPUTER PERIPHERALS (0.5%)
  422,490   EMC Corp.*                                                 4,288,274
                                                                     -----------
            COMPUTER PROCESSING HARDWARE (0.7%)
   95,690   Apple Computer, Inc.*                                      6,503,092
                                                                     -----------
            DEPARTMENT STORES (0.8%)
  125,060   Kohl's Corp.*                                              7,082,148
                                                                     -----------
            DISCOUNT STORES (1.1%)
  177,740   Costco Wholesale Corp.                                     9,377,562
                                                                     -----------
            ELECTRICAL PRODUCTS (0.8%)
   88,540   Emerson Electric Co.                                       6,987,577
                                                                     -----------
            ELECTRONICS/APPLIANCES (1.0%)
  196,180   Sony Corp. (ADR) (Japan)                                   9,022,318
                                                                     -----------
            ENVIRONMENTAL SERVICES (1.4%)
  354,930   Waste Management, Inc.                                    12,202,493
                                                                     -----------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                VALUE
--------------------------------------------------------------------------------
            FINANCIAL CONGLOMERATES (3.4%)
  171,600   American Express Co.                                     $ 8,933,496
  219,645   Citigroup, Inc.                                           10,611,050
  222,430   JPMorgan Chase & Co.                                      10,147,257
                                                                     -----------
                                                                      29,691,803
                                                                     -----------
            FOOD: MAJOR DIVERSIFIED (2.1%)
  208,170   Kellogg Co.                                               10,027,549
  263,400   Kraft Foods Inc. (Class A)                                 8,534,160
                                                                     -----------
                                                                      18,561,709
                                                                     -----------
            HOUSEHOLD/PERSONAL CARE (0.8%)
  121,870   Colgate-Palmolive Co.                                      7,229,328
                                                                     -----------
            INDUSTRIAL CONGLOMERATES (1.2%)
  191,935   General Electric Co.                                       6,274,355
  112,020   Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)                4,010,316
                                                                     -----------
                                                                      10,284,671
                                                                     -----------
            INFORMATION TECHNOLOGY SERVICES (0.9%)
  103,260   International Business Machines Corp.                      7,993,357
                                                                     -----------
            INTEGRATED OIL (1.7%)
  139,200   Exxon Mobil Corp.                                          9,429,408
   85,000   Royal Dutch Shell PLC (ADR) (Class A) (United Kingdom)     6,018,000
                                                                     -----------
                                                                      15,447,408
                                                                     -----------
            INTERNET SOFTWARE/SERVICES (0.9%)
  290,080   Yahoo!, Inc.*                                              7,872,771
                                                                     -----------
            INVESTMENT BANKS/BROKERS (1.2%)
  688,800   Schwab (Charles) Corp. (The)                              10,938,144
                                                                     -----------
            MAJOR BANKS (2.3%)
  234,820   Bank of America Corp.                                     12,100,275
  111,990   Wells Fargo & Co.                                          8,101,357
                                                                     -----------
                                                                      20,201,632
                                                                     -----------
            MAJOR TELECOMMUNICATIONS (0.4%)
  111,932   AT&T Inc.                                                  3,356,841
                                                                     -----------
            MARINE SHIPPING (0.8%)
  144,734   Tidewater, Inc.                                            6,905,259
                                                                     -----------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                VALUE
--------------------------------------------------------------------------------
            MEDIA CONGLOMERATES (1.3%)
  241,750   Disney (Walt) Co. (The)                                  $ 7,177,558
  268,985   Time Warner, Inc.                                          4,438,253
                                                                     -----------
                                                                      11,615,811
                                                                     -----------
            MEDICAL SPECIALTIES (2.8%)
  107,815   Bard (C.R.), Inc.                                          7,651,631
  100,180   Fisher Scientific International Inc.*                      7,424,340
  262,050   St. Jude Medical, Inc.*                                    9,669,645
                                                                     -----------
                                                                      24,745,616
                                                                     -----------
            MOTOR VEHICLES (0.9%)
  238,570   Honda Motor Co., Ltd. (ADR) (Japan)                        7,860,882
                                                                     -----------
            OILFIELD SERVICES/EQUIPMENT (1.7%)
  184,060   Halliburton Co.                                            6,140,242
  202,400   Smith International, Inc.                                  9,020,968
                                                                     -----------
                                                                      15,161,210
                                                                     -----------
            OTHER CONSUMER SERVICES (0.3%)
  214,860   Expedia, Inc.*                                             2,879,124
                                                                     -----------
            OTHER METALS/MINERALS (0.7%)
  66,860    Southern Copper Corp.                                      6,451,990
                                                                     -----------
            PACKAGED SOFTWARE (3.0%)
  394,200   Microsoft Corp.                                            9,472,626
  804,600   Oracle Corp.*                                             12,044,862
  230,620   Sybase, Inc.*                                              4,854,551
                                                                     -----------
                                                                      26,372,039
                                                                     -----------
            PHARMACEUTICALS: MAJOR (2.8%)
  131,190   Johnson & Johnson                                          8,205,935
  130,900   Lilly (Eli) & Co.                                          7,431,193
  196,520   Wyeth                                                      9,525,324
                                                                     -----------
                                                                      25,162,452
                                                                     -----------
            PROPERTY - CASUALTY INSURERS (1.0%)
  160,900   Allstate Corp. (The)                                       9,142,338
                                                                     -----------
            RECREATIONAL PRODUCTS (0.8%)
  389,060   Mattel, Inc.                                               7,018,642
                                                                     -----------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                VALUE
--------------------------------------------------------------------------------
            SEMICONDUCTORS (2.2%)
  219,851   Freescale Semiconductor Inc. (Class B)*                  $ 6,270,151
  470,625   Intel Corp.                                                8,471,250
  495,645   Taiwan Semiconductor Manufacturing Co., Ltd.
            (ADR) (Taiwan)                                             4,297,238
                                                                     -----------
                                                                      19,038,639
                                                                     -----------
            SPECIALTY TELECOMMUNICATIONS (2.7%)
  925,880   Citizens Communications Co.                               11,879,040
  988,250   Windstream Corp.                                          12,382,773
                                                                     -----------
                                                                      24,261,813
                                                                     -----------
            STEEL (3.2%)
  213,900   Nucor Corp.                                               11,373,063
  267,450   United States Steel Corp.                                 16,868,072
                                                                     -----------
                                                                      28,241,135
                                                                     -----------
            TELECOMMUNICATION EQUIPMENT (2.0%)
  159,825   Corning, Inc.*                                             3,047,863
  319,625   Motorola, Inc.                                             7,274,665
  350,225   Nokia Corp. (ADR) (Finland)                                6,951,966
                                                                     -----------
                                                                      17,274,494
                                                                     -----------
            TOBACCO (2.9%)
  172,820   Altria Group, Inc.                                        13,820,415
  232,560   UST, Inc.                                                 11,755,908
                                                                     -----------
                                                                      25,576,323
                                                                     -----------
            TRUCKS/CONSTRUCTION/FARM MACHINERY (0.9%)
  111,500   Caterpillar Inc.                                           7,902,005
                                                                     -----------
            Total Common Stocks
               (COST $382,688,873)                                   528,557,000
                                                                     -----------

PRINCIPAL
AMOUNT IN                                           COUPON  MATURITY
THOUSANDS                                            RATE     DATE
---------                                           ------  --------
            Corporate Bonds (5.0%)
            ADVERTISING/MARKETING SERVICES (0.0%)
     $320   WPP Finance (UK) Corp. (United Kingdom)  5.875% 06/15/14     313,697
                                                                     -----------
            AEROSPACE & DEFENSE (0.1%)
      350   Northrop Grumman Corp.                   4.079  11/16/06     348,500
      199   Raytheon Co.                              6.15  11/01/08     201,823

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                               COUPON    MATURITY
THOUSANDS                                                RATE       DATE        VALUE
---------------------------------------------------------------------------------------
     $688   Systems 2001 Asset Trust - 144A**
               (Cayman Islands)                          6.664%   09/15/13   $  714,959
                                                                             ----------
                                                                              1,265,282
                                                                             ----------
            AIR FREIGHT/COURIERS (0.0%)
      335   Fedex Corp.                                   2.65    04/01/07      328,206
                                                                             ----------
            AIRLINES (0.1%)
      790   America West Airlines, Inc. (Series 01-1)     7.10    04/02/21      814,001
      295   Southwest Airlines Co. (Series 01-1)         5.496    11/01/06      295,201
                                                                             ----------
                                                                              1,109,202
                                                                             ----------
            APPAREL/FOOTWEAR RETAIL (0.0%)
      120   Limited Brands, Inc.                          6.95    03/01/33      115,704
                                                                             ----------
            BEVERAGES: ALCOHOLIC (0.1%)
      475   FBG Finance Ltd. - 144A** (Australia)        5.125    06/15/15      441,943
      470   Miller Brewing Co. - 144A**                   4.25    08/15/08      457,839
                                                                             ----------
                                                                                899,782
                                                                             ----------
            CABLE/SATELLITE TV (0.1%)
      135   Comcast Cable Communications Inc.             6.75    01/30/11      140,320
       60   Comcast Corp.                                7.625    02/15/08       61,634
      390   TCI Communications, Inc.                     7.875    02/15/26      421,875
                                                                             ----------
                                                                                623,829
                                                                             ----------
            CASINO/GAMING (0.1%)
      755   Harrah's Operating Co., Inc.                 5.625    06/01/15      705,542
      210   Harrah's Operating Co., Inc.                  6.50    06/01/16      207,067
                                                                             ----------
                                                                                912,609
                                                                             ----------
            CHEMICALS: MAJOR DIVERSIFIED (0.0%)
      270   ICI Wilmington Inc.                          4.375    12/01/08      262,105
                                                                             ----------
            COMPUTER PROCESSING HARDWARE (0.0%)
      335   Hewlett-Packard Co.                          5.339@@  05/22/09      335,430
                                                                             ----------
            CONTAINERS/PACKAGING (0.0%)
      260   Sealed Air Corp. - 144A**                    5.625    07/15/13      251,735
                                                                             ----------
            DEPARTMENT STORES (0.1%)
      980   May Department Stores Co., Inc.               5.95    11/01/08      985,918
                                                                             ----------
            ELECTRIC UTILITIES (0.6%)
      460   Ameren Corp.                                 4.263    05/15/07      455,343
      485   Arizona Public Service Co.                    5.80    06/30/14      474,048
      140   Arizona Public Service Co.                    6.75    11/15/06      140,428

                       SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                               COUPON    MATURITY
THOUSANDS                                                RATE       DATE        VALUE
---------------------------------------------------------------------------------------
     $450   Carolina Power & Light Co.                   5.125%   09/15/13   $  433,885
      515   CC Funding Trust I                            6.90    02/16/07      518,200
      230   Cincinnati Gas & Electric Co.                 5.70    09/15/12      227,487
       45   Columbus Southern Power Co. (Series E)        4.40    12/01/10       42,860
      205   Consolidated Natural Gas Co. (Series A)       5.00    12/01/14      190,251
      460   Consolidated Natural Gas Co. (Series C)       6.25    11/01/11      468,530
      280   Consumers Energy Co. (Series H)               4.80    02/17/09      274,121
      215   Detroit Edison Co. (The)                     6.125    10/01/10      219,023
      140   Entergy Gulf States, Inc.                     3.60    06/01/08      134,552
      340   Entergy Gulf States, Inc.                    5.631@@  12/01/09      336,912
      415   Ohio Power Company - IBC (Series K)           6.00    06/01/16      415,752
      105   Panhandle Eastern Pipe Line Co.
               (Series B)                                 2.75    03/15/07      103,107
      315   Public Service Electric & Gas Co.
               (Series MTNB)                              5.00    01/01/13      303,705
      240   Texas Eastern Transmission, LP                7.00    07/15/32      258,580
      345   Wisconsin Electric Power Co.                  3.50    12/01/07      336,510
                                                                             ----------
                                                                              5,333,294
                                                                             ----------
            ELECTRICAL PRODUCTS (0.1%)
      520   Cooper Industries, Inc.                       5.25    07/01/07      516,404
      415   Cooper Industries, Inc.                       5.25    11/15/12      406,266
                                                                             ----------
                                                                                922,670
                                                                             ----------
            ELECTRONICS/APPLIANCES (0.0%)
      310   LG Electronics Inc. - 144A** (South Korea)    5.00    06/17/10      296,759
                                                                             ----------
            FINANCE/RENTAL/LEASING (0.4%)
      395   CIT Group, Inc.                              2.875    09/29/06      393,433
        5   CIT Group, Inc.                              7.375    04/02/07        5,061
      635   Countrywide Home Loans, Inc.
               (Series MTN)                               3.25    05/21/08      611,050
      100   MBNA Capital A (Series A)                    8.278    12/01/26      104,746
      630   MBNA Corp. (Series MTNF)                      5.58@@  05/05/08      634,932
      630   Nationwide Building Society - 144A**
            (United Kingdom)                              4.25    02/01/10      604,784
      915   Residential Capital Corp.                    6.375    06/30/10      912,696
      310   SLM Corp.                                     4.00    01/15/10      295,269
                                                                             ----------
                                                                              3,561,971
                                                                             ----------
            FINANCIAL CONGLOMERATES (0.1%)
      725   JP Morgan Chance & Co.                        6.00    02/15/09      733,051
      310   CIT Group Inc. (Series MTN)                   4.75    08/15/08      305,797

                       SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                             COUPON   MATURITY
THOUSANDS                                              RATE      DATE        VALUE
------------------------------------------------------------------------------------
   $  180   General Electric Capital Corp.
               (Series MTNA)                           4.25%   12/01/10   $  172,189
       55   General Electric Capital Corp.
               (Series MTNA)                           4.75    09/15/14       52,049
                                                                          ----------
                                                                           1,263,086
                                                                          ----------
            FOOD RETAIL (0.1%)
      365   Fred Meyer, Inc.                           7.45    03/01/08      374,486
                                                                          ----------
            FOOD: MAJOR DIVERSIFIED (0.1%)
      210   ConAgra Foods, Inc.                        7.00    10/01/28      217,070
      215   ConAgra Foods, Inc.                        8.25    09/15/30      252,971
                                                                          ----------
                                                                             470,041
                                                                          ----------
            GAS DISTRIBUTORS (0.1%)
      325   NiSource Finance Corp.                    5.764@@  11/23/09      325,759
      305   Sempra Energy                             4.621    05/17/07      302,843
                                                                          ----------
                                                                             628,602
                                                                          ----------
            HOME FURNISHINGS (0.0%)
      290   Mohawk Industries, Inc. (Series D)         7.20    04/15/12      301,206
                                                                          ----------
            HOTELS/RESORTS/CRUISELINES (0.1%)
      510   Hyatt Equities LLC - 144A**               6.875    06/15/07      513,494
                                                                          ----------
            HOUSEHOLD/PERSONAL CARE (0.1%)
      590   Clorox Co. (The)                          5.444@@  12/14/07      591,031
                                                                          ----------
            INDUSTRIAL CONGLOMERATES (0.1%)
      330   Textron Financial Corp.                   4.125    03/03/08      322,725
      445   Textron Financial Corp. (Series MTN)      5.125    02/03/11      437,629
                                                                          ----------
                                                                             760,354
                                                                          ----------
            INSURANCE BROKERS/SERVICES (0.1%)
      900   Farmers Exchange Capital - 144A**          7.05    07/15/28      875,013
                                                                          ----------
            MAJOR BANKS (0.5%)
      195   Bank of New York Co., Inc. (The)           5.20    07/01/07      194,366
      250   Bank of New York Co., Inc. (The)
               (Series BKNT)                           3.80    02/01/08      244,311
      280   HSBC Finance Corp.                         6.75    05/15/11      293,191
      325   Huntington National Bank (Series BKNT)    4.375    01/15/10      313,401
      295   Popular North America Inc. (Series MTN)    5.65    04/15/09      294,268
      765   USB Capital IX                            6.189@@     ++         759,401
    2,340   Wachovia Capital Trust III                 5.80@@     ++       2,304,385
                                                                          ----------
                                                                           4,403,323
                                                                          ----------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                COUPON   MATURITY
THOUSANDS                                                 RATE      DATE        VALUE
---------------------------------------------------------------------------------------
            MAJOR TELECOMMUNICATIONS (0.3%)
   $  275   Deutsche Telekom International
               Finance Corp. BV (Netherlands)             8.25%   06/15/30   $  322,627
      525   France Telecom S.A. (France)                  8.50    03/01/31      649,562
      305   SBC Communications, Inc.                      6.15    09/15/34      284,405
      150   Sprint Capital Corp.                          8.75    03/15/32      183,227
      270   Telecom Italia Capital SA (Luxembourg)        4.00    11/15/08      260,345
      405   Telecom Italia Capital SA (Luxembourg)        4.00    01/15/10      381,500
      265   Telefonica Europe BV (Netherlands)            8.25    09/15/30      307,584
                                                                             ----------
                                                                              2,389,250
                                                                             ----------
            MEDIA CONGLOMERATES (0.1%)
      470   Viacom, Inc. - 144A**                        6.875    04/30/36      452,135
                                                                             ----------
            MOTOR VEHICLES (0.0%)
      250   DaimlerChrysler North American
               Holdings Co.                               8.50    01/18/31      289,526
                                                                             ----------
            MULTI-LINE INSURANCE (0.3%)
    1,165   AIG Sun America Global Finance VI - 144A**    6.30    05/10/11    1,202,099
      910   AXA Financial, Inc.                           6.50    04/01/08      920,854
      235   International Lease Finance Corp.             3.75    08/01/07      230,666
      405   Two-Rock Pass Through - 144A**
               (Bahamas)                                 6.102@@    ++++        399,079
                                                                             ----------
                                                                              2,752,698
                                                                             ----------
            OIL& GAS PIPELINES (0.1%)
      170   Kinder Morgan Energy Partners, L.P.          5.125    11/15/14      158,335
      470   Plains All American Pipeline L.P. - 144A**    6.70    05/15/36      466,633
                                                                             ----------
                                                                                624,968
                                                                             ----------
            OTHER METALS/MINERALS (0.1%)
      445   Brascan Corp. (Canada)                       7.125    06/15/12      467,973
                                                                             ----------
            PROPERTY - CASUALTY INSURERS (0.3%)
      760   Mantis Reef Ltd. - 144A** (Australia)        4.692    11/14/08      740,895
      300   Platinum Underwriters Finance
               Holdings, Ltd. (Series B)                  7.50    06/01/17      298,092
      360   Platinum Underwriters Holdings, Ltd.
               (Series B) (Bermuda)                      6.371    11/16/07      357,205
      515   St. Paul Travelers Companies, Inc. (The)      5.01    08/16/07      509,763
      630   XLLIAC Global Funding - 144A**                4.80    08/10/10      610,420
                                                                             ----------
                                                                              2,516,375
                                                                             ----------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                               COUPON    MATURITY
THOUSANDS                                                RATE       DATE        VALUE
----------------------------------------------------------------------------------------
            PULP & PAPER (0.0%)
   $  220   Sappi Papier Holding AG - 144A**
               (Austria)                                  6.75%   06/15/12   $   207,645
                                                                             -----------
            RAILROADS (0.1%)
      310   Burlington North Santa Fe Railway Co.        6.125    03/15/09       314,750
      290   Norfolk Southern Corp.                        7.35    05/15/07       293,788
      110   Union Pacific Corp.                          6.625    02/01/08       111,712
      140   Union Pacific Corp. (Series MTNE)             6.79    11/09/07       141,894
                                                                             -----------
                                                                                 862,144
                                                                             -----------
            REAL ESTATE DEVELOPMENT (0.1%)
    1,218   World Financial Properties - 144A**
               (Series 1996WFP-B)                         6.91    09/01/13     1,265,664
                                                                             -----------
            REAL ESTATE INVESTMENT TRUSTS (0.1%)
      770   EOP Operating LP                             6.763    06/15/07       776,726
                                                                             -----------
            REGIONAL BANKS (0.1%)
      800   Marshall & Ilsley Bank (Series BKNT)          3.80    02/08/08       780,338
                                                                             -----------
            RESTAURANTS (0.0%)
      200   Tricon Global                                8.875    04/15/11       224,215
                                                                             -----------
            SAVINGS BANKS (0.2%)
      305   Household Finance Corp.                      4.125    12/15/08       296,272
      230   Household Finance Corp.                      5.875    02/01/09       232,365
      175   Household Finance Corp.                      6.375    10/15/11       180,691
      350   Household Finance Corp.                       6.40    06/17/08       355,798
      100   Sovereign Bank (Series CD)                    4.00    02/01/08        97,562
      470   Washington Mutual Bank                        5.50    01/15/13       461,146
      260   Washington Mutual Inc.                        8.25    04/01/10       280,429
                                                                             -----------
                                                                               1,904,263
                                                                             -----------
            TRUCKS/CONSTRUCTION/FARM MACHINERY (0.1%)
      190   Caterpillar Financial Services Corp.
               (Series MTNF)                             3.625    11/15/07       185,583
      480   Caterpillar Financial Services Corp.
               (Series MTNF)                             5.259@@  08/20/07       480,576
                                                                             -----------
                                                                                 666,159
                                                                             -----------
            WIRELESS TELECOMMUNICATIONS (0.1%)
      480   Vodafone Group PLC (United Kingdom)          5.59@@   12/28/07       480,169
                                                                             -----------
            TOTAL CORPORATE BONDS
               (COST $44,851,401)                                             44,359,077
                                                                             -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                              COUPON        MATURITY
THOUSANDS                                               RATE           DATE              VALUE
-------------------------------------------------------------------------------------------------
            U.S. GOVERNMENT OBLIGATIONS (5.8%)
            U.S. Treasury Bonds
  $   250                                               5.50%        08/15/28         $   261,133
    8,475                                              6.125         08/15/29           9,578,741
    1,295                                              6.375         08/15/27           1,493,803
      300                                              7.625         02/15/25             386,766
   16,300                                              8.125    08/15/19 - 08/15/21    21,152,940
            U.S. Treasury Notes
    3,200                                              3.375         02/15/08           3,122,752
      850                                               4.00         11/15/12             808,231
    6,255   +                                           4.25         08/15/13           6,005,714
    8,400                                               4.25         11/15/13           8,046,612
                                                                                      -----------
            TOTAL U.S. GOVERNMENT OBLIGATIONS
               (COST $50,897,581)                                                      50,856,692
                                                                                      -----------
            U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES (4.5%)
            Federal Home Loan Mortgage Corp.
    1,291                                               7.50    11/01/29 - 09/01/32     1,337,637
            Federal Home Loan Mortgage Corp. PC Gold
      656                                               6.50    05/01/29 - 09/01/32       667,353
       48                                               7.50         01/01/30              49,490
        4                                               8.00         07/01/30               4,530
            Federal National Mortgage Assoc.
      238                                               6.50         12/01/29             242,074
    5,811                                               7.00    12/01/17 - 10/01/35     5,971,204
      875                                               7.00             #                896,601
    3,398                                               7.50     07/01/29 -09/01/35     3,520,324
    2,540                                               8.00     05/01/09 -02/01/32     2,684,649
            Federal National Mortgage Assoc. ARM
    1,795                                              1.354         07/01/36           1,855,291
    1,127                                              5.358         07/01/36           1,165,269
      683                                              5.663         07/01/33             692,459
    1,929                                              6.116         03/01/36           1,969,608
    3,585                                              6.164         01/01/36           3,688,255
    3,618                                              6.165         01/01/36           3,716,656
    1,732                                               6.17         03/01/36           1,780,022
    1,802                                              6.389         05/01/36           1,863,178
    2,154                                              6.406         04/01/36           2,226,317
    1,799                                              6.489         05/01/36           1,859,911
    3,519                                              6.671         04/01/36           3,676,479
                                                                                      -----------
            TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES
               (COST $40,076,520)                                                      39,867,307
                                                                                      -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                            COUPON   MATURITY
THOUSANDS                                                             RATE      DATE        VALUE
---------------------------------------------------------------------------------------------------
            ASSET-BACKED SECURITIES (3.8%)
            Finance/Rental/Leasing
   $1,500   American Express Credit Account Master Trust 2002-3 A   5.479@@%  12/15/09   $1,502,325
    2,100   American Express Credit Account Master Trust 2003-3 A   5.479@@   11/15/10    2,104,926
        3   Asset Backed Funding Certificates 2005-WF1 A2A          5.465@@   01/25/35        2,808
    1,225   Banc of America Securities Auto Trust 2005-WF1 A3        3.99     08/18/09    1,208,744
      492   Capital Auto Receivables Asset Trust 2003-3 A3B         5.449@@   01/15/08      492,518
    1,250   Capital Auto Receivables Asset Trust 2005-1 A4           4.05     07/15/09    1,234,827
    1,050   Caterpillar Financial Asset Trust 2005-A A3              3.90     02/25/09    1,037,690
    1,200   Caterpillar Financial Asset Trust 2006-A A3              5.57     05/25/10    1,205,594
      307   CIT Equipment Collateral 2004-EF1 A3                     3.50     09/20/08      302,701
      800   CNH Equipment Trust 2005-A A3                            4.02     04/15/09      791,065
      950   DaimlerChrysler Auto Trust 2005-B A3                     4.04     09/08/09      939,472
      800   Ford Credit Auto Owner Trust 2005-B A3                   4.17     01/15/09      793,564
      700   Ford Credit Auto Owner Trust 2006-A A3                   5.05     03/15/10      696,489
      900   GE Capital Credit Card Master Note Trust 2004-2 A3      5.409@@   09/15/10      901,012
      725   GE Equipment Small Ticket LLC -2005-2A                   4.88     10/22/09      720,091
    1,125   GS Auto Loan Trust 2006-1 A3                             5.37     12/15/10    1,124,908
      950   Harley-Davidson Motorcycle Trust 2005-3 A2               4.41     06/15/12      934,998
    1,500   Harley-Davidson Motorcycle Trust 2005-1 A2               3.76     12/17/12    1,468,399
      750   Harley-Davidson Motorcycle Trust 2005-2 A2               4.07     02/15/12      731,844
      700   Hertz Vehicle Financing LLC 2005-2A A2                   4.93     02/25/10      691,850
      650   Honda Auto Receivables Owner Trust 2005-2 A3             3.93     01/15/09      642,947
      750   Hyundai Auto Receivables Trust 2005-A A3                 3.98     11/16/09      737,392
    1,475   MBNA Credit Card Master Note Trust 2003-A3 A3           5.489@@   08/16/10    1,478,693

                       SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE        VALUE
------------------------------------------------------------------------------------------------------
  $ 1,550   MBNA Master Credit Card Trust 1999-B A                     5.90%    08/15/11   $ 1,574,739
    1,325   Merrill Auto Trust Securitization 2005-1 A3                4.10     08/25/09     1,307,514
      925   National City Auto Receivables Trust 2004-A A4             2.88     05/15/11       898,707
      275   TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2    4.81     11/17/14       266,585
    1,600   USAA Auto Owner Trust 2004-2 A-4                           3.58     02/15/11     1,569,521
    1,111   USAA Auto Owner Trust 2004-3 A3                            3.16     02/17/09     1,098,881
      955   USAA Auto Owner Trust 2005-1 A3                            3.90     07/15/09       945,311
      850   Volkswagen Auto Lease Trust 2005-A A3                      3.82     05/20/08       844,318
      900   Volkswagen Auto Loan Enhanced Trust 2005-1 A3              4.80     07/20/09       893,991
      344   Wachovia Auto Owner Trust 2004-B A3                        2.91     04/20/09       340,211
      650   Wachovia Auto Owner Trust 2005-A A3                        4.06     09/21/09       642,248
      975   Wachovia Auto Owner Trust 2005-B A3                        4.79     04/20/10       967,633
      315   World Omni Auto Receivables Trust 2004-A A3                3.29     11/12/08       312,845
                                                                                           -----------
            TOTAL ASSET-BACKED SECURITIES
               (COST $33,633,736)                                                           33,407,361
                                                                                           -----------
            U.S. GOVERNMENT AGENCIES - COLLATERALIZED
               MORTGAGE OBLIGATIONS (0.5%)
    1,760   Federal National Mortgage Assoc. 2006-28 1P               5.495@@   03/25/36     1,760,087
   20,293   Federal National Mortgage Assoc. 2006-28 1A1 (IO)         1.519@@   03/25/36       523,176
    2,464   Federal National Mortgage Assoc. 2005 - 68 XI (IO)         6.00     08/25/35       967,846
    1,208   Freddie Mac Whole Loan 2005-5001 2A2                      5.535@@   09/25/45     1,212,768
                                                                                           -----------
            TOTAL U.S. GOVERNMENT AGENCIES - COLLATERALIZED MORTGAGE OBLIGATIONS
               (COST $3,924,336)                                                             4,463,877
                                                                                           -----------

NUMBER OF
CONTRACTS
---------
            PUT OPTION PURCHASED (0.0%)
      459   90 day Euro $ June/2007 @ $94.25
               (COST $146,297)                                                                 109,013
                                                                                           -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                    COUPON   MATURITY
THOUSANDS                                                     RATE      DATE         VALUE
---------------------------------------------------------------------------------------------
            SHORT-TERM INVESTMENTS (21.4%)
            U.S. GOVERNMENT OBLIGATION (a) (0.0%)
 $    250   U.S. Treasury Bills***
               (COST $244,238)                                5.09%   01/11/07   $    244,238
            REPURCHASE AGREEMENT (21.4%)
  189,545   Joint repurchase agreement account
               (dated 07/31/06; proceeds $189,572,747) (b)
               (COST $189,545,000)                            5.27    08/01/06    189,545,000
                                                                                 ------------
            TOTAL SHORT-TERM INVESTMENTS
               (COST $189,789,238)                                                189,789,238
                                                                                 ------------
            TOTAL INVESTMENTS
               (COST $746,007,982) (c)(d)                                100.7%   891,409,565
            LIABILITIES IN EXCESS OF OTHER ASSETS                         (0.7)    (6,747,549)
                                                                         -----   ------------
            NET ASSETS                                                   100.0%  $884,662,016
                                                                         =====   ============

----------
ADR  AMERICAN DEPOSITARY RECEIPT.

ARM  ADJUSTABLE RATE MORTGAGE.

IO   INTEREST ONLY SECURITY.

PC   PARTICIPATION CERTIFICATE.

*    NON-INCOME PRODUCING SECURITY.

**   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.

*** A PORTION OF THIS SECURITY HAS BEEN PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS IN AN AMOUNT EQUAL TO $12,036.

++ SECURITIES REPRESENT BENEFICIAL INTEREST IN TRUSTS. THE CORRESPONDING ASSETS OF THE TRUST ARE JUNIOR SUBORDINATED NOTES DUE 2042 AND A STOCK PURCHASE CONTRACT TO PURCHASE PREFERRED STOCK ON MARCH 15, 2011 FOR WACHOVIA CAPITAL TRUST III AND ON APRIL 15, 2011 FOR USB CAPITAL IX. SECURITIES HAVE A PERPETUAL MATURITY AND THE TRUST WILL REDEEM THEM ONLY TO THE EXTENT THE PREFERRED STOCK IS REDEEMED.

++++ FOREIGN ISSUED SECURITY WITH PERPETUAL MATURITY.

+    SECURITY WAS PURCHASED ON FORWARD COMMITMENT BASIS.

@@   VARIABLE RATE SECURITY; RATE SHOWN IS THE RATE IN EFFECT AS OF JULY 31,
     2006.

# SECURITY WAS PURCHASED ON A FORWARD COMMITMENT BASIS WITH AN APPROXIMATE PRINCIPAL AMOUNT AND NO DEFINITE MATURITY DATE; THE ACTUAL PRINCIPAL AMOUNT AND MATURITY DATE WILL BE DETERMINED UPON SETTLEMENT.

(a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.

(b)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.

(c) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN A AMOUNT EQUAL TO $57,648,185 IN CONNECTION WITH SECURITIES PURCHASED ON A FORWARD COMMITMENT BASIS AND OPEN FUTURES CONTRACTS.

(d) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $750,597,433. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $151,517,996 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $10,705,864, RESULTING IN NET UNREALIZED APPRECIATION OF $140,812,132.

FUTURES CONTRACTS OPEN AT JULY 31, 2006:

                                                                                           UNREALIZED
NUMBER OF                           DESCRIPTION, DELIVERY              UNDERLYING FACE    APPRECIATION
CONTRACTS   LONG/SHORT                 MONTH AND YEAR                  AMOUNT AT VALUE   (DEPRECIATION)
-------------------------------------------------------------------------------------------------------
   180         Long      U.S. Treasury Notes 5 Year, September 2006      $ 18,759,375       $124,532
   100         Long      U.S. Treasury Notes 10 Year, September 2006       10,603,125         55,840
    10         Long      U.S. Treasury Bonds 20 Year, September 2006        1,082,813          9,598
   101         Short     U.S. Treasury Notes 2 Year, September 2006       (20,550,345)       (77,951)
                                                                                            --------
                         Net Unrealized Appreciation                                        $112,019
                                                                                            ========

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY STRATEGIST FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2006

ASSETS:
Investments in securities, at value (cost $746,007,982
   including repurchase agreement of $189,545,000)                  $891,409,565
Cash                                                                       6,771
Receivable for:
   Interest                                                            2,088,025
   Investments sold                                                      899,115
   Dividends                                                             501,324
   Shares of beneficial interest sold                                    456,166
   Variation margin receivable                                             8,405
Prepaid expenses and other assets                                         87,612
                                                                    ------------
   TOTAL ASSETS                                                      895,456,983
                                                                    ------------
LIABILITIES:
Payable for:
   Investments purchased                                               8,952,709
   Shares of beneficial interest redeemed                                858,578
   Distribution fee                                                      393,526
   Investment advisory fee                                               314,111
   Administration fee                                                     59,831
   Transfer agent fee                                                     21,300
Accrued expenses and other payables                                      194,912
                                                                    ------------
   TOTAL LIABILITIES                                                  10,794,967
                                                                    ------------
   NET ASSETS                                                       $884,662,016
                                                                    ============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                     $687,846,239
Net unrealized appreciation                                          145,513,602
Accumulated undistributed net investment income                        3,671,983
Accumulated undistributed net realized gain                           47,630,192
                                                                    ------------
   NET ASSETS                                                       $884,662,016
                                                                    ============
CLASS A SHARES:
Net Assets                                                          $483,552,842
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)             24,497,409
   NET ASSET VALUE PER SHARE                                        $      19.74
                                                                    ============
   MAXIMUM OFFERING PRICE PER SHARE,
   (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                  $      20.83
                                                                    ============
CLASS B SHARES:
Net Assets                                                          $302,701,849
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)             15,294,836
   NET ASSET VALUE PER SHARE                                        $      19.79
                                                                    ============
CLASS C SHARES:
Net Assets                                                          $ 39,886,796
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)              2,028,747
   NET ASSET VALUE PER SHARE                                        $      19.66
                                                                    ============
CLASS D SHARES:
Net Assets                                                          $ 58,520,529
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)              2,960,965
   NET ASSET VALUE PER SHARE                                        $      19.76
                                                                    ============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2006

NET INVESTMENT INCOME:
INCOME
Interest                                                           $ 14,637,169
Dividends (net of $124,463 foreign withholding tax)                  10,827,076
                                                                   ------------
   TOTAL INCOME                                                      25,464,245
                                                                   ------------
EXPENSES
Investment advisory fee                                               3,950,719
Distribution fee (Class A shares)                                     1,219,600
Distribution fee (Class B shares)                                     3,497,101
Distribution fee (Class C shares)                                       391,614
Transfer agent fees and expenses                                      1,185,933
Administration fee                                                      752,518
Shareholder reports and notices                                         174,044
Custodian fees                                                           88,906
Professional fees                                                        84,730
Registration fees                                                        66,307
Trustees' fees and expenses                                              21,155
Other                                                                    58,788
                                                                   ------------
   TOTAL EXPENSES                                                    11,491,415
Less: expense offset                                                     (4,011)
                                                                   ------------
   NET EXPENSES                                                      11,487,404
                                                                   ------------
   NET INVESTMENT INCOME                                             13,976,841
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN (LOSS) ON:
Investments                                                         132,772,995
Futures contracts                                                      (204,597)
Options contracts                                                        22,402
                                                                   ------------
   NET REALIZED GAIN                                                132,590,800
                                                                   ------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                         (63,011,630)
Futures contracts                                                      (172,186)
Options contracts                                                       (37,284)
                                                                   ------------
   NET DEPRECIATION                                                 (63,221,100)
                                                                   ------------
   NET GAIN                                                          69,369,700
                                                                   ------------
NET INCREASE                                                       $ 83,346,541
                                                                   ============

                       SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                         FOR THE YEAR     FOR THE YEAR
                                                             ENDED           ENDED
                                                         JULY 31, 2006   JULY 31, 2005
                                                        --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                   $   13,976,841   $    9,822,084
Net realized gain                                          132,590,800       91,608,088
Net change in unrealized appreciation                      (63,221,100)      36,053,309
                                                        --------------   --------------
   NET INCREASE                                             83,346,541      137,483,481
                                                        --------------   --------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares                                              (8,017,425)      (2,900,467)
Class B shares                                              (2,927,298)      (5,549,576)
Class C shares                                                (373,233)        (347,195)
Class D shares                                              (1,081,851)      (1,059,379)
                                                        --------------   --------------
   TOTAL DIVIDENDS                                         (12,399,807)      (9,856,617)
                                                        --------------   --------------
NET DECREASE FROM TRANSACTIONS IN SHARES OF
   BENEFICIAL INTEREST                                    (194,648,956)    (250,828,677)
                                                        --------------   --------------
   NET DECREASE                                           (123,702,222)    (123,201,813)
NET ASSETS:
Beginning of period                                      1,008,364,238    1,131,566,051
                                                        --------------   --------------
END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT
   INCOME OF $3,671,983 AND $1,285,177, RESPECTIVELY)   $  884,662,016   $1,008,364,238
                                                        ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY STRATEGIST FUND
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2006

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Strategist Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to maximize the total return of its investments. The Fund was organized as a Massachusetts business trust on August 5, 1988 and commenced operations on October 31, 1988. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

Effective August 29, 2005, the Board of Trustees of the Fund approved the implementation of a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (6) futures are valued at the latest price published by the commodities exchange on which they trade; (7) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser), determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; and (8) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (9) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. OPTIONS -- When the Fund writes a call option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

When the Fund purchases a call or put option, the premium paid is recorded as an investment and is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

G. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

H. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

I. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

J. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS

Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.42% to the portion of the daily net assets not exceeding $1.5 billion and 0.395% to the portion of the daily net assets exceeding $1.5 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Plan on November 8, 1989 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Plan's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B attributable to shares issued, net of related shares redeemed, since the Plan's inception; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $7,018,901 at July 31, 2006.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended July 31, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.96%, respectively.

The Distributor has informed the Fund that for the year ended July 31, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $382, $657,798 and $5,540, respectively and received $100,740 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities/prepayments of portfolio securities, excluding short-term investments, for the year ended July 31, 2006 aggregated $355,442,345, and $664,727,184, respectively. Included in the aforementioned are purchases and sales/maturities/prepayments of U.S. Government securities of $113,484,281 and $149,443,805, respectively.

For the year ended July 31, 2006, the Fund incurred brokerage commissions of $267,653 with Morgan Stanley & Co., Inc. an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended July 31, 2006 included in Trustees' fees and expenses in the Statement of Operations amounted to $9,665. At July 31, 2006, the Fund had an accrued pension liability of $78,480 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees they receive for serving on the Board of Trustees. Each eligible Trustee generally may elect to have their deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

For hedging and investment purposes, the Fund may engage in transactions in listed and over-the-counter options and interest rate futures or in the case of forward contracts, to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities ("derivative instruments").

These derivative instruments involve elements of market risk in excess of the amounts reflected in the Statement of Asset and Liabilities. The Fund bears the risk of an unfavorable change in the value of underlying securities or currencies. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                             FOR THE YEAR                  FOR THE YEAR
                                                ENDED                         ENDED
                                            JULY 31, 2006                 JULY 31, 2005
                                     ---------------------------   ---------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                     -----------   -------------   -----------   -------------
CLASS A SHARES
Sold                                     571,556   $  10,913,191       840,672   $  13,790,598
Conversion from Class B                2,288,510      43,709,577    26,158,781     452,791,613
Reinvestment of dividends                373,001       7,105,612       148,520       2,628,095
Redeemed                              (6,584,429)   (125,229,011)   (2,922,292)    (51,577,863)
                                     -----------   -------------   -----------   -------------
Net increase (decrease) -- Class A    (3,351,362)    (63,500,631)   24,225,681     417,632,443
                                     -----------   -------------   -----------   -------------
CLASS B SHARES
Sold                                     761,167      14,550,372     1,802,497      31,046,194
Conversion to Class A                 (2,282,614)    (43,709,577)  (26,189,482)   (452,791,613)
Reinvestment of dividends                129,978       2,483,126       279,071       4,808,314
Redeemed                              (4,996,402)    (95,170,042)  (13,785,546)   (237,957,003)
                                     -----------   -------------   -----------   -------------
Net decrease -- Class B               (6,387,871)   (121,846,121)  (37,893,460)   (654,894,108)
                                     -----------   -------------   -----------   -------------
CLASS C SHARES
Sold                                     263,064       4,975,961       341,082       5,845,255
Reinvestment of dividends                 17,595         335,035        18,201         314,609
Redeemed                                (533,601)    (10,119,456)     (649,757)    (11,210,612)
                                     -----------   -------------   -----------   -------------
Net decrease -- Class C                 (252,942)     (4,808,460)     (290,474)     (5,050,748)
                                     -----------   -------------   -----------   -------------
CLASS D SHARES
Sold                                     309,368       5,962,339       226,903       3,947,950
Reinvestment of dividends                 52,295         997,106        56,499         979,608
Redeemed                                (602,181)    (11,453,189)     (774,991)    (13,443,822)
                                     -----------   -------------   -----------   -------------
Net decrease -- Class D                 (240,518)     (4,493,744)     (491,589)     (8,516,264)
                                     -----------   -------------   -----------   -------------
Net decrease in Fund                 (10,232,693)  $(194,648,956)  (14,449,842)  $(250,828,677)
                                     ===========   =============   ===========   =============

7. EXPENSE OFFSET

The expense offset represents a reduction of the transfer agent fees and expenses for earnings on cash balances maintained by the Fund.

8. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                 FOR THE YEAR   FOR THE YEAR
                                     ENDED          ENDED
                                JULY 31, 2006   JULY 31, 2005
                                -------------   -------------
Ordinary income                 $  12,399,807     $9,856,617
                                =============     ==========

As of July 31, 2006, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income   $   4,725,589
Undistributed long-term gains      51,321,206
                                -------------
Net accumulated earnings           56,046,795
Temporary differences                 (80,434)
Net unrealized appreciation       140,849,416
                                -------------
Total accumulated earnings      $ 196,815,777
                                =============

During the year ended July 31, 2006, the Fund utilized its net capital loss carryforward of $78,425,459.

As of July 31, 2006, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and straddles, mark-to-market of open futures contracts and book amortization of premiums on debt securities and permanent book/tax differences attributable to losses on paydowns and tax adjustments on debt securities sold by the Fund. To reflect reclassifications arising from the permanent differences, accumulated undistributed net realized gain was charged and accumulated undistributed net investment income was credited $809,772.

9. LEGAL MATTERS

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors, which motion defendants opposed. On April 14, 2006, the Court granted defendants' motion to dismiss in its entirety. Additionally, the Court denied Plaintiff's motion to supplement their complaint. This matter is now concluded.

10. NEW ACCOUNTING PRONOUNCEMENT

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 during 2007 and the impact to the Fund's financial statements, if any, is currently being assessed.

11. SUBSEQUENT EVENT -- FUND MERGER

On September 27, 2006, shareholders of Morgan Stanley Total Return Trust ("Total Return") approved an Agreement and Plan of Reorganization by and between the Fund and Total Return, pursuant to which substantially all of the assets of Total Return would be combined with those of the Fund and shareholders of Total Return would become shareholders of the Fund, receiving shares of the Fund equal to the value of their holdings in Total Return (the "Reorganization"). Each shareholder of Total Return will receive the Class of shares of the Fund that corresponds to the Class of shares of Total Return currently held by that shareholder. It is anticipated that the Reorganization will be consummated on or about October 20, 2006.

MORGAN STANLEY STRATEGIST FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                            FOR THE YEAR ENDED JULY 31,
                                                 -------------------------------------------------
                                                   2006       2005       2004      2003      2002
                                                 --------   --------   -------   -------   -------
CLASS A SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period             $  18.31   $  16.28   $ 14.72   $ 13.53   $ 16.43
                                                 --------   --------   -------   -------   -------
Income (loss) from investment operations:
   Net investment income++                           0.34       0.27      0.20      0.14      0.22
   Net realized and unrealized gain (loss)           1.40       2.03      1.58      1.21     (2.84)
                                                 --------   --------   -------   -------   -------
Total income (loss) from investment operations       1.74       2.30      1.78      1.35     (2.62)
                                                 --------   --------   -------   -------   -------
Less dividends from net investment income           (0.31)     (0.27)    (0.22)    (0.16)    (0.28)
                                                 --------   --------   -------   -------   -------
Net asset value, end of period                   $  19.74   $  18.31   $ 16.28   $ 14.72   $ 13.53
                                                 ========   ========   =======   =======   =======
TOTAL RETURN+                                        9.60%     14.23%    12.10%    10.11%   (16.14)%
RATIOS TO AVERAGE NET ASSETS(1):
Total expenses (before expense offset)               0.93%      0.93%     0.95%     0.93%     0.88%
Net investment income                                1.78%      1.48%     1.24%     0.95%     1.44%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $483,553   $510,016   $58,968   $53,951   $78,583
Portfolio turnover rate                                43%        48%       42%      124%      164%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                         FOR THE YEAR ENDED JULY 31,
                                                 -------------------------------------------
                                                  2006     2005     2004     2003      2002
                                                 ------   ------   ------   ------   -------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period             $18.36   $16.29   $14.73   $13.54   $ 16.43
                                                 ------   ------   ------   ------   -------
Income (loss) from investment operations:
   Net investment income++                         0.19     0.11     0.08     0.02      0.10
   Net realized and unrealized gain (loss)         1.41     2.08     1.58     1.22     (2.84)
                                                 ------   ------   ------   ------   -------
Total income (loss) from investment operations     1.60     2.19     1.66     1.24     (2.74)
                                                 ------   ------   ------   ------   -------
Less dividends from net investment income         (0.17)   (0.12)   (0.10)   (0.05)    (0.15)
                                                 ------   ------   ------   ------   -------
Net asset value, end of period                   $19.79   $18.36   $16.29   $14.73   $ 13.54
                                                 ======   ======   ======   ======   =======
TOTAL RETURN+                                      8.72%   13.49%   11.24%    9.20%   (16.77)%
RATIOS TO AVERAGE NET ASSETS(1):
Total expenses (before expense offset)             1.68%    1.68%    1.71%    1.73%     1.67%
Net investment income                              1.03%    0.73%    0.48%    0.15%     0.64%
SUPPLEMENTAL DATA:
Net assets, end of period, in millions           $  303   $  398   $  971   $1,042   $ 1,216
Portfolio turnover rate                              43%      48%      42%     124%      164%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                           FOR THE YEAR ENDED JULY 31,
                                                 -----------------------------------------------
                                                   2006     2005       2004      2003      2002
                                                 -------   -------   -------   -------   -------
CLASS C SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period             $ 18.24   $ 16.21   $ 14.66   $ 13.46   $ 16.36
                                                 -------   -------   -------   -------   -------
Income (loss) from investment operations:
   Net investment income++                          0.20      0.13      0.08      0.03      0.10
   Net realized and unrealized gain (loss)          1.40      2.04      1.57      1.21     (2.83)
                                                 -------   -------   -------   -------   -------
Total income (loss) from investment operations      1.60      2.17      1.65      1.24     (2.73)
                                                 -------   -------   -------   -------   -------
Less dividends from net investment income          (0.18)    (0.14)    (0.10)    (0.04)    (0.17)
                                                 -------   -------   -------   -------   -------
Net asset value, end of period                   $ 19.66   $ 18.24   $ 16.21   $ 14.66   $ 13.46
                                                 =======   =======   =======   =======   =======
TOTAL RETURN+                                       8.79%    13.44%    11.25%     9.09%   (16.70)%
RATIOS TO AVERAGE NET ASSETS(1):
Total expenses (before expense offset)              1.64%     1.65%     1.71%     1.73%     1.67%
Net investment income                               1.07%     0.76%     0.48%     0.15%     0.64%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $39,887   $41,621   $41,697   $36,351   $34,727
Portfolio turnover rate                               43%       48%       42%      124%      164%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                           FOR THE YEAR ENDED JULY 31,
                                                 -----------------------------------------------
                                                   2006      2005      2004      2003      2002
                                                 -------   -------   -------   -------   -------
CLASS D SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period             $ 18.34   $ 16.29   $ 14.73   $ 13.55   $ 16.45
                                                 -------   -------   -------   -------   -------
Income (loss) from investment operations:
   Net investment income++                          0.39      0.30      0.24      0.16      0.26
   Net realized and unrealized gain (loss)          1.39      2.06      1.58      1.21     (2.85)
                                                 -------   -------   -------   -------   -------
Total income (loss) from investment operations      1.78      2.36      1.82      1.37     (2.59)
                                                 -------   -------   -------   -------   -------
Less dividends from net investment income          (0.36)    (0.31)    (0.26)    (0.19)    (0.31)
                                                 -------   -------   -------   -------   -------
Net asset value, end of period                   $ 19.76   $ 18.34   $ 16.29   $ 14.73   $ 13.55
                                                 =======   =======   =======   =======   =======
TOTAL RETURN+                                       9.80%    14.60%    12.37%    10.25%   (15.94)%
RATIOS TO AVERAGE NET ASSETS(1):
Total expenses (before expense offset)              0.68%     0.68%     0.71%     0.73%     0.67%
Net investment income                               2.03%     1.73%     1.48%     1.15%     1.64%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $58,521   $58,707   $60,177   $61,423   $58,834
Portfolio turnover rate                               43%       48%       42%      124%      164%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY STRATEGIST FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY STRATEGIST FUND:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Strategist Fund (the "Fund"), including the portfolio of investments, as of July 31, 2006, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Strategist Fund as of July 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
SEPTEMBER 25, 2006

MORGAN STANLEY STRATEGIST FUND
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                                   NUMBER OF
                                                                                                  PORTFOLIOS
                                                           TERM OF                                  IN FUND
                                          POSITION(S)    OFFICE AND                                 COMPLEX
        NAME, AGE AND ADDRESS OF           HELD WITH      LENGTH OF    PRINCIPAL OCCUPATION(S)     OVERSEEN     OTHER DIRECTORSHIPS
           INDEPENDENT TRUSTEE            REGISTRANT    TIME SERVED*     DURING PAST 5 YEARS     BY TRUSTEE**     HELD BY TRUSTEE
---------------------------------------   -----------   ------------   -----------------------   ------------   --------------------
Frank L. Bowman (61)                      Trustee       Since          President and Chief       108            Director of the
c/o Kramer Levin Naftalis & Frankel LLP                 August 2006    Executive Officer of                     National Energy
Counsel to the Independent Trustees                                    the Nuclear Energy                       Foundation, the U.S.
1177 Avenue of the Americas                                            Institute (policy                        Energy Association,
New York, NY 10036                                                     organization) (since                     the American Council
                                                                       February 2005);                          for Capital
                                                                       formerly variously,                      Formation and the
                                                                       Admiral in the U.S.                      Armed Services YMCA
                                                                       Navy, Director of Naval                  of the USA.
                                                                       Nuclear Propulsion
                                                                       Program and Deputy
                                                                       Administrator Naval
                                                                       Reactors in the
                                                                       National Nuclear
                                                                       Security Administration
                                                                       at the U.S. Department
                                                                       of Energy (1996-2004),
                                                                       Honorary Knight
                                                                       Commander of the Most
                                                                       Excellent Order of the
                                                                       British Empire.

Michael Bozic (65)                        Trustee       Since          Private Investor;         175            Director of various
c/o Kramer Levin Naftalis & Frankel LLP                 April 1994     Chairman of the                          business
Counsel to the Independent Trustees                                    Insurance Committee                      organizations.
1177 Avenue of the Americas                                            (since July 2006) and
New York, NY 10036                                                     Director or Trustee of
                                                                       the Retail Funds (since
                                                                       April 1994) and the
                                                                       Institutional Funds
                                                                       (since July 2003);
                                                                       formerly Vice Chairman
                                                                       of Kmart Corporation
                                                                       (December 1998-October
                                                                       2000), Chairman and
                                                                       Chief Executive Officer
                                                                       of Levitz Furniture
                                                                       Corporation (November
                                                                       1995-November 1998) and
                                                                       President and Chief
                                                                       Executive Officer of
                                                                       Hills Department Stores
                                                                       (May 1991-July 1995);
                                                                       variously Chairman,
                                                                       Chief Executive
                                                                       Officer, President and
                                                                       Chief Operating Officer
                                                                       (1987-1991) of the
                                                                       Sears Merchandise Group
                                                                       of Sears, Roebuck & Co.

Kathleen A. Dennis (53)                   Trustee       Since          President, Cedarwood      108            None.
c/o Kramer Levin Naftalis & Frankel LLP                 August 2006    Associates (mutual fund
Counsel to the Independent Trustees                                    consulting) (since
1177 Avenue of the Americas                                            2006); formerly, Senior
New York, NY 10036                                                     Managing Director of
                                                                       Victory Capital
                                                                       Management (1993-2006).

                                                                                                   NUMBER OF
                                                                                                  PORTFOLIOS
                                                           TERM OF                                  IN FUND
                                          POSITION(S)    OFFICE AND                                 COMPLEX
        NAME, AGE AND ADDRESS OF           HELD WITH      LENGTH OF    PRINCIPAL OCCUPATION(S)     OVERSEEN     OTHER DIRECTORSHIPS
           INDEPENDENT TRUSTEE            REGISTRANT    TIME SERVED*     DURING PAST 5 YEARS     BY TRUSTEE**     HELD BY TRUSTEE
---------------------------------------   -----------   ------------   -----------------------   ------------   --------------------
Edwin J. Garn (73)                        Trustee       Since          Consultant; Director or   175            Director of Franklin
1031 N. Chartwell Court                                 January 1993   Trustee of the Retail                    Covey (time
Salt Lake City, UT 84103                                               Funds (since January                     management systems),
                                                                       1993) and the                            BMW Bank of North
                                                                       Institutional Funds                      America, Inc.
                                                                       (since July 2003);                       (industrial loan
                                                                       Member of the Utah                       corporation), Escrow
                                                                       Regional Advisory Board                  Bank USA (industrial
                                                                       of Pacific Corp.                         loan corporation),
                                                                       (utility company);                       United Space
                                                                       formerly Managing                        Alliance (joint
                                                                       Director of Summit                       venture between
                                                                       Ventures LLC                             Lockheed Martin and
                                                                       (2000-2004) (lobbying                    the Boeing Company)
                                                                       and consulting firm);                    and Nuskin Asia
                                                                       United States Senator                    Pacific (multilevel
                                                                       (R-Utah) (1974-1992)                     marketing); member
                                                                       and Chairman, Senate                     of the board of
                                                                       Banking Committee                        various civic and
                                                                       (1980-1986), Mayor of                    charitable
                                                                       Salt Lake City, Utah                     organizations.
                                                                       (1971-1974), Astronaut,
                                                                       Space Shuttle Discovery
                                                                       (April 12-19, 1985),
                                                                       and Vice Chairman,
                                                                       Huntsman Corporation
                                                                       (chemical company).

Wayne E. Hedien (72)                      Trustee       Since          Retired; Director or      175            Director of The PMI
c/o Kramer Levin Naftalis & Frankel LLP                 September      Trustee of the Retail                    Group Inc. (private
Counsel to the Independent Trustees                     1997           Funds (since September                   mortgage insurance);
1177 Avenue of the Americas                                            1997) and the                            Trustee and Vice
New York, NY 10036                                                     Institutional Funds                      Chairman of The
                                                                       (since July 2003);                       Field Museum of
                                                                       formerly associated                      Natural History;
                                                                       with the Allstate                        director of various
                                                                       Companies (1966-1994),                   other business and
                                                                       most recently as                         charitable
                                                                       Chairman of The                          organizations.
                                                                       Allstate Corporation
                                                                       (March 1993-December
                                                                       1994) and Chairman and
                                                                       Chief Executive Officer
                                                                       of its wholly-owned
                                                                       subsidiary, Allstate
                                                                       Insurance Company (July
                                                                       1989-December 1994).

Dr. Manuel H. Johnson (57)                Trustee       Since          Senior Partner, Johnson   175            Director of NVR,
c/o Johnson Smick Group, Inc.                           July 1991      Smick International,                     Inc. (home
888 16th Street, NW                                                    Inc., a consulting                       construction);
Suite 740                                                              firm; Chairman of the                    Director of KFX
Washington, D.C. 20006                                                 Audit Committee and                      Energy; Director of
                                                                       Director or Trustee of                   RBS Greenwich
                                                                       the Retail Funds (since                  Capital Holdings
                                                                       July 1991) and the                       (financial holding
                                                                       Institutional Funds                      company).
                                                                       (since July 2003);
                                                                       Co-Chairman and a
                                                                       founder of the Group of
                                                                       Seven Council (G7C), an
                                                                       international economic
                                                                       commission; formerly
                                                                       Vice Chairman of the
                                                                       Board of Governors of
                                                                       the Federal Reserve
                                                                       System and Assistant
                                                                       Secretary of the U.S.
                                                                       Treasury.

                                                                                                   NUMBER OF
                                                                                                  PORTFOLIOS
                                                           TERM OF                                  IN FUND
                                          POSITION(S)    OFFICE AND                                 COMPLEX
        NAME, AGE AND ADDRESS OF           HELD WITH      LENGTH OF    PRINCIPAL OCCUPATION(S)     OVERSEEN     OTHER DIRECTORSHIPS
           INDEPENDENT TRUSTEE            REGISTRANT    TIME SERVED*     DURING PAST 5 YEARS     BY TRUSTEE**     HELD BY TRUSTEE
---------------------------------------   -----------   ------------   -----------------------   ------------   --------------------
Joseph J. Kearns (63)                     Trustee       Since          President, Kearns &       176            Director of Electro
c/o Kearns & Associates LLC                             July 2003      Associates LLC                           Rent Corporation
PMB754                                                                 (investment                              (equipment leasing),
23852 Pacific Coast Highway                                            consulting); Deputy                      The Ford Family
Malibu, CA 90265                                                       Chairman of the Audit                    Foundation, and the
                                                                       Committee and Director                   UCLA Foundation.
                                                                       or Trustee of the
                                                                       Retail Funds (since
                                                                       July 2003) and the
                                                                       Institutional Funds
                                                                       (since August 1994);
                                                                       previously Chairman of
                                                                       the Audit Committee of
                                                                       the Institutional Funds
                                                                       (October 2001-July
                                                                       2003); formerly CFO of
                                                                       the J. Paul Getty
                                                                       Trust.

Michael F. Klein (47)                     Trustee       Since          Chief Operating Officer   108            Director of certain
c/o Kramer Levin Naftalis & Frankel LLP                 August 2006    and Managing Director,                   investment funds
Counsel to the Independent Trustees                                    Aetos Capital, LLC                       managed or sponsored
1177 Avenue of the Americas                                            (since March 2000);                      by Aetos Capital
New York, NY 10036                                                     formerly Managing                        LLC.
                                                                       Director, Morgan
                                                                       Stanley & Co. Inc. and
                                                                       Morgan Stanley Dean
                                                                       Witter Investment
                                                                       Management, and
                                                                       President, Morgan
                                                                       Stanley Institutional
                                                                       Funds (June 1998-March
                                                                       2000); Principal,
                                                                       Morgan Stanley & Co.
                                                                       Inc. and Morgan Stanley
                                                                       Dean Witter Investment
                                                                       Management (August
                                                                       1997-December 1999).

Michael E. Nugent (70)                    Chairman of   Chairman of    General Partner of        175            None.
c/o Triumph Capital, L.P.                 the Board     the Board      Triumph Capital, L.P.,
445 Park Avenue                           and Trustee   (since July    a private investment
New York, NY 10022                                      2006) and      partnership; Chairman
                                                        Trustee        of the Board of the
                                                        (since July    Retail Funds and
                                                        1991)          Institutional Funds
                                                                       (since July 2006) and
                                                                       Director or Trustee of
                                                                       the Retail Funds (since
                                                                       July 1991) and the
                                                                       Institutional Funds
                                                                       (since July 2001);
                                                                       formerly Chairman of
                                                                       the Insurance Committee
                                                                       (until July 2006); Vice
                                                                       President, Bankers
                                                                       Trust Company and BT
                                                                       Capital Corporation
                                                                       (1984-1988).

                                                                                                   NUMBER OF
                                                                                                  PORTFOLIOS
                                                           TERM OF                                  IN FUND
                                          POSITION(S)    OFFICE AND                                 COMPLEX
         NAME, AGE AND ADDRESS OF          HELD WITH      LENGTH OF    PRINCIPAL OCCUPATION(S)     OVERSEEN     OTHER DIRECTORSHIPS
            INDEPENDENT TRUSTEE            REGISTRANT   TIME SERVED*     DURING PAST 5 YEARS     BY TRUSTEE**     HELD BY TRUSTEE
---------------------------------------   -----------   ------------   -----------------------   ------------   --------------------
W. Allen Reed (59)                        Trustee       Since          President and CEO of      108            Director of GMAC
c/o Kramer Levin Naftalis &                             August 2006    General Motors Asset                     (financial
Frankel LLP                                                            Management; Chairman                     services), GMAC
Counsel to the Independent                                             and Chief Executive                      Insurance Holdings,
Trustees                                                               Officer of the GM Trust                  iShares, Inc.
1177 Avenue of the Americas                                            Bank and Corporate Vice                  (exchange traded
New York, NY 10036                                                     President of General                     funds), and Temple-
                                                                       Motors Corporation                       Inland Industries
                                                                       (August 1994-December                    (Packaging, Banking
                                                                       2005).                                   and Forest
                                                                                                                Products); member of
                                                                                                                the Board of
                                                                                                                Executives of the
                                                                                                                New York Stock
                                                                                                                Exchange, the
                                                                                                                Investment Advisory
                                                                                                                Committee for the
                                                                                                                New York State
                                                                                                                Retirement System
                                                                                                                and the Morgan
                                                                                                                Stanley Capital
                                                                                                                International
                                                                                                                Editorial Board;
                                                                                                                Director of various
                                                                                                                investment fund
                                                                                                                advisory boards.

Fergus Reid (73)                          Trustee       Since          Chairman of Lumelite      176            Trustee and Director
c/o Lumelite Plastics Corporation                       July 2003      Plastics Corporation;                    of certain
85 Charles Colman Blvd.                                                Chairman of the                          investment companies
Pawling, NY 12564                                                      Governance Committee                     in the JPMorgan
                                                                       and Director or Trustee                  Funds complex
                                                                       of the Retail Funds                      managed by J.P.
                                                                       (since July 2003) and                    Morgan Investment
                                                                       the Institutional Funds                  Management Inc.
                                                                       (since June 1992).

INTERESTED TRUSTEES:

                                                                                                   NUMBER OF
                                                                                                  PORTFOLIOS
                                                           TERM OF                                  IN FUND
                                          POSITION(S)    OFFICE AND                                 COMPLEX
       NAME, AGE AND ADDRESS OF            HELD WITH      LENGTH OF    PRINCIPAL OCCUPATION(S)     OVERSEEN     OTHER DIRECTORSHIPS
          INTERESTED TRUSTEE               REGISTRANT   TIME SERVED*     DURING PAST 5 YEARS     BY TRUSTEE**     HELD BY TRUSTEE
---------------------------------------   -----------   ------------   -----------------------   ------------   --------------------
Charles A. Fiumefreddo (73)               Trustee       Since          Director or Trustee of     175           None.
c/o Morgan Stanley Trust                                July 1991      the Retail Funds (since
Harborside Financial Center                                            July 1991) and the
Plaza Two                                                              Institutional Funds
Jersey City, NJ 07311                                                  (since July 2003);
                                                                       formerly Chairman of
                                                                       the Retail Funds (July
                                                                       1991-July 2006) and the
                                                                       Institutional Funds
                                                                       (July 2003-July 2006)
                                                                       and Chief Executive
                                                                       Officer of the Retail
                                                                       Funds (until September
                                                                       2002).

James F. Higgins (58)                     Trustee       Since          Director or Trustee of    175            Director of AXA
c/o Morgan Stanley Trust                                June 2000      the Retail Funds (since                  Financial, Inc. and
Harborside Financial Center                                            June 2000) and the                       The Equitable Life
Plaza Two                                                              Institutional Funds                      Assurance Society of
Jersey City, NJ 07311                                                  (since July 2003);                       the United States
                                                                       Senior Advisor of                        (financial
                                                                       Morgan Stanley (since                    services).
                                                                       August 2000).

----------
* THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER") (THE "RETAIL FUNDS") OR THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS").

** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.) AS OF AUGUST 23, 2006

OFFICERS:

                                                   TERM OF
                               POSITION(S)       OFFICE AND
  NAME, AGE AND ADDRESS OF      HELD WITH        LENGTH OF
     EXECUTIVE OFFICER         REGISTRANT       TIME SERVED*                 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------  --------------  -----------------  --------------------------------------------------------------------
Ronald E. Robison (67)       President and   President (since   President (since September 2005) and Principal Executive Officer
1221 Avenue of the Americas  Principal       September 2005)    (since May 2003) of funds in the Fund Complex; President (since
New York, NY 10020           Executive       and Principal      September 2005) and Principal Executive Officer (since May 2003) of
                             Officer         Executive Officer  the Van Kampen Funds; Managing Director, Director and/or Officer of
                                             (since May 2003)   the Investment Adviser and various entities affiliated with the
                                                                Investment Adviser; Director of Morgan Stanley SICAV (since May
                                                                2004). Formerly, Executive Vice President (July 2003 to September
                                                                2005) of funds in the Fund Complex and the Van Kampen Funds;
                                                                President and Director of the Institutional Funds (March 2001 to
                                                                July 2003); Chief Global Operating Officer of Morgan Stanley
                                                                Investment Management Inc.; Chief Administrative Officer of Morgan
                                                                Stanley Investment Advisors Inc.; Chief Administrative Officer of
                                                                Morgan Stanley Services Company Inc.

J. David Germany (51)        Vice President  Since              Managing Director and (since December 2005) Chief Investment Officer
Morgan Stanley                               February 2006      - Global Fixed Income of Morgan Stanley Investment Management;
Investment Management Ltd.                                      Managing Director and Director of Morgan Stanley Investment
25 Cabot Square                                                 Management Limited; Vice President of the Retail and Institutional
Canary Wharf, London                                            Funds (since February 2006).
United Kingdom E144QA

Dennis F. Shea (53)          Vice President  Since              Managing Director and (since February 2006) Chief Investment Officer
1221 Avenue of the Americas                  February 2006      - Global Equity of Morgan Stanley Investment Management; Vice
New York, NY 10020                                              President of the Retail and Institutional Funds (since February
                                                                2006). Formerly, Managing Director and Director of Global Equity
                                                                Research at Morgan Stanley.

Barry Fink (51)              Vice President  Since              Managing Director and General Counsel of Morgan Stanley Investment
1221 Avenue of the Americas                  February 1997      Management; Managing Director of the Investment Adviser and various
New York, NY 10020                                              entities affiliated with the Investment Adviser; Vice President of the Retail Funds and (since July 2003) the Institutional Funds.
                                                                Formerly, Secretary, General Counsel and/or Director of the
                                                                Investment Adviser and various entities affiliated with the
                                                                Investment Adviser; Secretary and General Counsel of the Retail
                                                                Funds.

Amy R. Doberman (44)         Vice President  Since July 2004    Managing Director and General Counsel, U.S. Investment Management of
1221 Avenue of the Americas                                     Morgan Stanley Investment Management (since July 2004); Vice
New York, NY 10020                                              President of the Retail Funds and the Institutional Funds (since
                                                                July 2004); Vice President of the Van Kampen Funds (since August
                                                                2004); Secretary (since February 2006) and Managing Director (since
                                                                July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General
                                                                Counsel - Americas, UBS Global Asset Management (July 2000 to July
                                                                2004).

Carsten Otto (42)            Chief           Since October      Managing Director and U.S. Director of Compliance for Morgan Stanley
1221 Avenue of the Americas  Compliance      2004               Investment Management (since October 2004); Managing Director and
New York, NY 10020           Officer                            Chief Compliance Officer of Morgan Stanley Investment Management.
                                                                Formerly, Assistant Secretary and Assistant General Counsel of the
                                                                Retail Funds.

                                                   TERM OF
                               POSITION(S)       OFFICE AND
 NAME, AGE AND ADDRESS OF       HELD WITH        LENGTH OF
      EXECUTIVE OFFICER        REGISTRANT       TIME SERVED*                 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------  ---------------  ----------------  --------------------------------------------------------------------
Stefanie V. Chang Yu (39)    Vice President   Since             Executive Director of the Investment Adviser and various entities
1221 Avenue of the Americas                   December 1997     affiliated with the Investment Adviser; Vice President of the Retail
New York, NY 10020                                              Funds (since July 2002) and the Institutional Funds (since December
                                                                1997). Formerly, Secretary of various entities affiliated with the
                                                                Investment Adviser.

Francis J. Smith (40)        Treasurer and    Treasurer (since  Executive Director of the Investment Adviser and various entities
c/o Morgan Stanley Trust     Chief Financial  July 2003) and    affiliated with the Investment Adviser; Treasurer and Chief
Harborside Financial Center  Officer          Chief Financial   Financial Officer of the Retail Funds (since July 2003). Formerly,
Plaza Two                                     Officer (since    Vice President of the Retail Funds (September 2002 to July 2003).
Jersey City, NJ 07311                         September 2002)

Mary E. Mullin (39)          Secretary        Since July 1999   Executive Director of the Investment Adviser and various entities
1221 Avenue of the Americas                                     affiliated with the Investment Adviser; Secretary of the Retail
New York, NY 10020                                              Funds (since July 2003) and the Institutional Funds (since June
                                                                1999).

----------
* THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS OR THE INSTITUTIONAL FUNDS.

                       2006 FEDERAL TAX NOTICE (UNAUDITED)

During the fiscal year ended July 31, 2006, 72.76% of the ordinary dividends paid by the Fund qualified for the dividends received deduction available to corporations. Additionally, please note that 80.99% of the Fund's ordinary dividends paid during the fiscal year ended July 31, 2006 qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconcilliation Act of 2003.

Of the Fund's ordinary dividends paid during the fiscal year ended July 31, 2006, 15.63% was attritutable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

TRUSTEES
Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS
Michael E. Nugent
CHAIRMAN OF THE BOARD

Ronald E. Robison
PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

J. David Germany
VICE PRESIDENT

Dennis F. Shea
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang Yu
VICE PRESIDENT

Francis J. Smith
TREASURER AND CHIEF FINANCIAL OFFICER

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2006 Morgan Stanley

[Morgan Stanley LOGO]

MORGAN STANLEY FUNDS

MORGAN STANLEY STRATEGIST FUND

ANNUAL REPORT JULY 31, 2006

[Morgan Stanley LOGO]

SRTRPT-38585RPT-RA06-00845P-Y07/06.

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f)

          (1)  The Fund's Code of Ethics is attached hereto as Exhibit 12 A.

          (2)  Not applicable.

          (3)  Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

           2006

                                                        REGISTRANT    COVERED ENTITIES(1)
              AUDIT FEES                                  $36,420

              NON-AUDIT FEES
                 AUDIT-RELATED FEES                       $ 8,031(2)      $5,190,300(2)
                 TAX FEES                                 $ 5,200(3)      $2,044,491(4)
                 ALL OTHER FEES                           $    --         $      --
              TOTAL NON-AUDIT FEES                        $13,231         $7,234,791

              TOTAL                                       $49,651         $7,234,791

           2005

                                                        REGISTRANT    COVERED ENTITIES(1)
              AUDIT FEES                                  $33,836          N/A

              NON-AUDIT FEES
                 AUDIT-RELATED FEES                       $   540(2)      $3,215,745(2)
                 TAX FEES                                 $ 5,393(3)      $   24,000(4)
                 ALL OTHER FEES                           $    --         $       --
              TOTAL NON-AUDIT FEES                        $ 5,933         $3,239,745

              TOTAL                                       $39,769         $3,239,745

               N/A- Not applicable, as not required by Item 4.

               (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

               (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

               (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.

               (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

               (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

     1.   STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

     2.   DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

     3.   AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     4.   AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     5.   TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     6.   ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

     8.   PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

     9.   ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

     10.  COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     MORGAN STANLEY RETAIL FUNDS

     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley & Co. Incorporated
     Morgan Stanley DW Inc.
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited
     Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
     Van Kampen Asset Management
     Morgan Stanley Services Company, Inc.
     Morgan Stanley Distributors Inc.
     Morgan Stanley Trust FSB

     MORGAN STANLEY INSTITUTIONAL FUNDS

     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited
     Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
     Morgan Stanley & Co. Incorporated
     Morgan Stanley Distribution, Inc.
     Morgan Stanley AIP GP LP
     Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Strategist Fund


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
September 21, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
September 21, 2006


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
September 21, 2006